Business Combinations (DetailsTextual) $ / shares in Units, $ in Thousands		3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Mar. 26, 2021 $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Aug. 18, 2020
Business Combinations (Textual)
Merger transaction, description					● Treasury stock was retired. ● Series H preferred stock was partially redeemed in exchange for Class A common stock resulting in 10,600,347 shares of Class A common stock being issued to the previous Series H preferred stockholders. ● All vested stock options under the Legacy SOC Telemed 2014 Equity Incentive Plan were exercised into Class A common stock resulting in 2,643,694 shares of Class A common stock. ● All outstanding warrants to purchase shares of Legacy SOC Telemed common stock were exercised into Class A common stock resulting in 1,169,452 shares of Class A common stock. ● The Company issued 11,468,485 shares of Class A common stock and the Sponsor Earnout Shares to the former stockholders of HCMC for $ 64.6 million in cash. ● The Company issued 16,800,000 Class A common shares for $168,000,000 through the PIPE, as discussed in Note 4. Apart from the above Merger Transaction related activity, common warrants of Legacy SOC Telemed were exercised during 2020 resulting in 40,795 new shares of Legacy SOC Telemed common stock shares being issued prior to the Merger Transaction.
Business acquisition, percentage							1.35%
Cash comprised	$ 93,300	$ 93,300
Working capital adjustment	$ 200	$ 200
Aggregate shares | shares	175,353	175,353
Earnout covenant period, description		Access Physicians based on the future revenue and gross margin of the acquired business, in each case as calculated in accordance with the equity purchase agreement. In the event that revenue for calendar year 2021 (the “Earnout Covenant Period”) is equal to or greater than $40.0 million and gross margin over the same period is equal to or exceeds 39.0%, then SOC will make an additional cash payment to the sellers of $20.0 million. The Earnout is payable no later than in the second quarter of 2022. As of March 31, 2021, the range of the undiscounted amounts SOC estimates that could be paid under this contingent consideration agreement is either zero or $20.0 million. The fair value of the Earnout recognized on the acquisition date of $3.3 million was estimated through application of a Monte Carlo simulation in an option pricing framework.
Deferred payment, description		If revenue is less than $40.0 million or if gross margin is less than 39.0%, then no Deferred Payment will become payable. If revenue is equal to or greater than $40.0 million and less than $44.0 million and gross margin is equal to or greater than 39.0%, then the Deferred Payment will be an amount equal to 5 multiplied by revenue in excess of $40.0 million and will range between $0 and $20.0 million. If revenue is equal to or greater than $44.0 million and gross margin is equal to or greater than 39.0% and less than 41.0%, then the Deferred Payment will be $20.0 million. If revenue is equal to or greater than $46.0 million and gross margin is equal to greater than 41.0%, then the $20.0 million Deferred Payment will be increased by an amount equal to 5 multiplied by revenue in excess of $46.0 million (with no cap applied). The Deferred Payment is payable no later than in the second quarter of 2023. The Deferred Payment will be recognized over the Deferred Payment Period as compensation expense within operating expenses on the consolidated statements of operations.
Transaction cost description		Transaction costs for the acquisition approximated $3.3 million (less than $0.1 incurred in December 2020 and $3.2 million incurred in from January to March 2021) and were expensed as incurred and included within selling, general and administrative expenses on the consolidated statements of operations.
Revenues	$ 400	$ 14,821		$ 14,807	$ 57,995	$ 66,200
Net income loss	100	$ (12,595)		$ (7,217)	(49,847)	$ (18,242)
Goodwill recognised percentage		92.03%
Healthcare Merger Corp [Member]
Business Combinations (Textual)
Exchange ratio in merger agreement		0.4047
Received aggregate consideration, amount
Merger transaction, description					● $64.6 million in cash at the closing of the Merger Transaction from HCMC; ● $168.0 million in cash proceeds from a private placement ("PIPE") of Class A Common stock that closed concurrently with the Merger Transaction; and ● 48,504,895 shares of Class A common stock valued at $10.06 per share, totaling $488.0 million.
Shares of common stock | shares		1,875,000
Business combination, description					The Company redeemed certain Legacy SOC Telemed preferred shareholders for $63.2 million in cash and paid off all existing debt (principal and interests) for $90.3 million in cash.
Incurred direct and incremental costs					$ 22,700
Costs related to transaction bonuses					2,800
Insurance costs					$ 300
Aggregate consideration		$ 720,600
Business acquisition, percentage			100.00%
Total purchase price		190,100
Common stock shares | shares					1,875,000
Class A Common Stock [Member]
Business Combinations (Textual)
Cash comprised	92,800	92,800
Working capital adjustment	1,000	1,000
Fair value	$ 92,800	$ 92,800
Common stock shares | shares	13,928,740	13,928,740
Closing price of stock | $ / shares			$ 6.66
Aggregate shares | shares	13,753,387	13,753,387			10,600,347	922,221
Reserved shares | shares	175,353	175,353
Contingent consideration		$ 3,300